Restatement	9 Months Ended
Sep. 30, 2021
Condensed Financial Information Disclosure [Abstract]
RESTATEMENT

NOTE 2 – RESTATEMENT

Due to a communication issue, the Company filed the Original 10-Q for the three and nine months ended September 30, 2021 prior to the completion of the required pre-issuance review by its independent accountant.

Accordingly, the Company is restating herein its previously issued condensed consolidated financial statements and the related disclosures for the three and nine months ended September 30, 2021 (the “Restated Period”) following the completion of a pre-issuance review by its independent accountant.

The financial statement misstatements reflected in previously issued condensed consolidated interim financial statements have been changed as follows:

Accounts payable and accrued expenses increased by $12,200 with a corresponding decrease in Gain (loss) on settlement of convertible notes payable and accrued interest, warrants and accounts payable and cancelation of commons shares in exchange for Series Y and Series Z preferred shares and cash.

Debt discount recognized upon the issuance of 250 Series Z shares to the Chief Executive Officer increased by $479,951 with a corresponding increase in Additional paid-in capital.

Amortization of debt discount to Interest expense was increased by $479,951 with a corresponding reduction of Debt discount on non-convertible notes payable.

Gain (loss) on settlement of convertible notes payable and accrued interest, warrants and accounts payable and cancelation of commons shares in exchange for Series Y and Series Z preferred shares and cash was decreased by $5,898,848 with a corresponding increase in Additional paid-in capital.

For Non-convertible notes payable, $493 was reclassified from long-term to current liabilities.

The statement of cashflows for the nine months ended September 30, 2021 was revised to reflect non-cash transactions including: (i) expenses paid directly by creditors on behalf of the Company; (ii) a settlement paid directly by the Chief Executive Officer on behalf of the Company; and (iii) a settlement payment made directly by the Chief Executive Officer on behalf of the Company.

Accordingly, the following notes to the financial statements have been restated to reflect the corrections of misstatements discussed above as well as to add disclosure language as appropriate:

Note 3 – Going Concern and Management’s Liquidity Plans

Note 4 – Summary of Significant Accounting Policies

Note 6 – Advances, Non-Convertible Notes Payable and PPP Note Payable

Note 7 – Accounts Payable and Accrued Expenses

Note 9 – Commitments and Contingencies

Note 12 – Stockholders’ Deficit

Note 13 - Warrants

Note 15 – Related Party Transactions

Note 16 – Subsequent Events

Comparison of restated financial statements to financial statements as previously reported

The following tables compare the Company’s previously issued condensed Consolidated Balance Sheets, condensed Consolidated Statements of Operations, and condensed Consolidated Statements of Cashflows as of and for the fiscal periods ended September 30, 2021 to the corresponding restated condensed consolidated interim financial statements for those respective periods.

Restated condensed consolidated balance sheet as of September 30, 2021 and statements of operations and statements of cashflows for the fiscal periods ended September 30, 2021 are as follows:

	September 30,	Restatement	September 30,
	2021	Adjustment	2021
	(As Reported)		(As Restated)

ASSETS
Current assets:
Cash	$1,082	$-	$1,082
Prepaid expenses	-	-	-
Total current assets	1,082	-	1,082

Total assets	$1,082	$-	$1,082

LIABILITIES AND STOCKHOLDERS' DEFICIT

Current liabilities:
Accounts payable and accrued expenses	$4,218,421	$24,400	$4,242,821
Accrued payroll and related expenses	4,037,298	-	4,037,298
Deferred revenue	25,000	-	25,000
Advances	122,000	-	122,000
Non-convertible notes payable, current portion, net of debt discount of $15,862 and $0, respectively	1,759,589	493	1,760,082
Derivative liabilities	4,289,634	-	4,289,634
Convertible notes payable	3,063,970	-	3,063,970
Total current liabilities	17,515,912	24,893	17,540,805

Non-convertible notes payable, net of debt discount of $1,636 and $0, respectively	128,857	(493)	128,364
PPP note payable	-	-	-
Total liabilities	17,644,769	24,400	17,669,169

Commitments and contingencies (See Note 9)

Stockholders' deficit:
Preferred stock - 10,000,000 shares authorized:
Preferred stock - Series X, $0.0001 par value, $20,000 stated value, 100 shares authorized; 26.05 and 16.05 shares issued and outstanding, respectively	-	-	-
Preferred stock - Series Y, $0.001 par value, $20,000 stated value, 1,000 shares authorized; 720.515674 and 654.781794 shares issued; 720.515674 and 626.995464 shares outstanding, and 0 and 27.78633 to be issued, respectively	1	-	1
Preferred stock - Series Z, $0.001 par value, $20,000 stated value, 500 shares authorized; 500 and 0 shares issued; 0 and 0 shares outstanding, and 500 and 0 to be issued, respectively	1	-	1
Preferred stock - Series C, $0.001 par value, 1,000 shares authorized; 1,000 shares issued and outstanding	1	-	1
Preferred stock - Series A, $0.001 par value, 6,000 shares authorized; 0 shares issued and outstanding	-	-	-
Preferred stock - Series B, $0.001 par value, 2,000 shares authorized; 0 shares issued and outstanding	-	-	-
Common stock, $0.001par value, 1,200,000,000 shares authorized; 499,871,337 and 493,726,405 shares issued and outstanding, respectively	499,871	-	499,871
Common stock to be issued, 906,373,564 and 907,379,814 shares, respectively	906,374	-	906,374
Additional paid in capital	299,667,352	6,378,799	306,046,151
Discount on preferred stock	-	-	-
Accumulated deficit	(318,717,287)	(6,403,199)	(325,120,486)
Total stockholders' deficit	(17,643,687)	(24,400)	(17,668,087)

Total liabilities and stockholders' deficit	$1,082	$-	$1,082

	Three Months Ended September 30, 2021	Restatement Adjustment	Three Months Ended September 30, 2021
	(As Reported)		(As Restated)

Revenues	$54	$-	$54

Operating Expenses:
Cost of revenues	-	-	-
Advertising	(4,578)	-	(4,578)
Payroll and related expense	66,693	-	66,693
Other general and administrative expenses	333,197	-	333,197
Total Operating Expenses	395,312	-	395,312

Loss From Operations	(395,258)	-	(395,258)

Other Income (Expense):
Interest expense	(699,254)	(479,951)	(1,179,205)
Change in derivative liability for authorized shares shortfall	2,641,481	-	2,641,481
Change in fair value of derivative liabilities	-	-	-
Gain (loss) on settlement of convertible notes payable and accrued interest, warrants and accounts payable and cancelation of common shares in exchange for Series Y and Series Z preferred shares and cash	4,332,489	(5,923,248)	(1,590,759)
Gain on forgiveness of debt	-	-	-
Gain (loss) on conversion of convertible notes	-	-	-
Total Other Income (Expense)	6,274,716	(6,403,199)	(128,483)

Net Income (Loss) Before Income Taxes	5,879,458	(6,403,199)	(523,741)

Provision for Income Taxes (Benefit)	-	-	-

Net Income (Loss)	5,879,458	(6,403,199)	(523,741)

Deemed dividend resulting from amortization of preferred stock discount	-	-	-
Deemed dividend from warrant price protection	-	-	-

Net Income (Loss) Available to Common Stockholders	$5,879,458	$(6,403,199)	$(523,741)

Net Income (Loss) Per Common Share:
Basic	$-	$-	$-
Diluted	$-	$-	$-

Weighted Average Common Shares Outstanding:
Basic	1,406,244,901	-	1,406,244,901
Diluted	1,406,244,901	-	1,406,244,901

	Nine Months Ended September 30, 2021	Restatement Adjustment	Nine Months Ended September 30, 2021
	(As Reported)		(As Restated)

Revenues	$1,660	$-	$1,660

Operating Expenses:
Cost of revenues	297	-	297
Advertising	18,125	-	18,125
Payroll and related expense	225,603	-	225,603
Other general and administrative expenses	953,927	-	953,927
Total Operating Expenses	1,197,952	-	1,197,952

Loss From Operations	(1,196,292)	-	(1,196,292)

Other Income (Expense):
Interest expense	(1,667,413)	(492,151)	(2,159,564)
Change in derivative liability for authorized shares shortfall	(159,633,797)	-	(159,633,797)
Change in fair value of derivative liabilities	300,885	-	300,885
Gain (loss) on settlement of convertible notes payable and accrued interest, warrants and accounts payable and cancelation of common shares in exchange for Series Y and Series Z preferred shares and cash	179,272,324	(5,911,048)	173,361,276
Gain on forgiveness of debt	192,521	-	192,521
Gain (loss) on conversion of convertible notes	(880)	-	(880)
Total Other Income (Expense)	18,463,640	(6,403,199)	12,060,441

Net Income (Loss) Before Income Taxes	17,267,348	(6,403,199)	10,864,149

Provision for Income Taxes (Benefit)	-	-	-

Net Income (Loss)	17,267,348	(6,403,199)	10,864,149

Deemed dividend resulting from amortization of preferred stock discount	(34,798,923)	-	(34,798,923)
Deemed dividend from warrant price protection	-	-	-

Net Income (Loss) Available to Common Stockholders	$(17,531,575)	$(6,403,199)	$(23,934,774)

Net Income (Loss) Per Common Share:
Basic	$(0.01)	$(0.01)	$(0.02)
Diluted	$(0.01)	$(0.01)	$(0.02)

Weighted Average Common Shares Outstanding:
Basic	1,405,511,082	-	1,405,511,082
Diluted	1,405,511,082	-	1,405,511,082

	Nine Months Ended September 30, 2021	Restatement Adjustment	Nine Months Ended September 30, 2021
	(As Reported)		(As Restated)
Cash flows from operating activities:
Net income (loss)	$17,267,348	$(6,403,199)	$10,864,149
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Change in fair value of derivative liabilities	(300,885)	-	(300,885)
Change in derivative liability for authorized shares shortfall	159,633,797	-	159,633,797
Interest and amortization of debt discount	1,665,813	492,151	2,157,964
(Gain) loss on conversion of convertible notes payable	880	-	880
Gain on settlement of convertible notes payable and accrued interest, warrants and accounts payable and cancelation of common shares in exchange for Series Y and Series Z preferred shares and cash	(179,272,324)	5,911,048	(173,361,276)
Gain on forgiveness of debt	(192,521)	-	(192,521)
Share-based compensation	166,855	-	166,855
Expenses paid directly by non-convertible note holder on behalf of company	-	158,371	158,371
Changes in operating assets and liabilities:
Prepaid expenses	97,132	-	97,132
Accounts payable and accrued expenses	187,022	-	187,022
Accrued payroll and related expenses	173,243	-	173,243
Deferred revenue	25,000	-	25,000
Net cash used in operating activities	(548,640)	158,371	(390,269)

Cash flows from financing activities:
Bank overdrafts	-	-	-
Proceeds from sale of Series X preferred shares	200,000	-	200,000
Proceeds from issuance of convertible notes payable	-	-	-
Proceeds from issuance of non-convertible notes payable	1,515,424	(1,158,371)	357,053
Repayment of non-convertible notes payable	(25,000)	25,000	-
Proceeds from advances	53,991	(25,000)	28,991
Repayments of advances	(20,178)	-	(20,178)
Cash paid in settlement of debt and warrants	(1,176,000)	1,000,000	(176,000)
Net cash provided by financing activities	548,237	(158,371)	389,866

Net decrease in cash	(403)	-	(403)

Cash, beginning of period	1,485	-	1,485

Cash, end of period	$1,082	$-	$1,082

Supplemental disclosures of cash flow information:
Cash paid during period for interest	$1,600	$-	$1,600
Cash paid during period for taxes	$-	$-	$-

Supplemental disclosure of non-cash investing and financing activities:
Amortization of discount on preferred stock	$34,798,923	$-	$34,798,923
Common shares issued upon conversion of convertible notes and accrued interest	$133,002	$-	$133,002
Series Y preferred shares issued as settlement for convertible notes payable, accrued interest and warrants	$1,314,678	$-	$1,314,678
Issuance of common shares previously to be issued	$1,006	$-	$1,006
Common shares contributed back to the Company and promptly retired	$-	$-	$-
Deemed dividend related to warrant price protection	$-	$-	$-
Derivative liability recognized as debt discount on newly issued convertible notes	$-	$-	$-
Reclassify accrued interest to convertible notes payable	$93,685	$-	$93,685
Reduction of derivative liabilities stemming from settlement of convertible notes payable, accrued interest and warrants in exchange for Series Y preferred shares	$4,834,911	$-	$4,834,911
Reduction of derivative liabilities stemming from settlement of convertible notes payable and accrued interest and cancelation of common shares and warrants for cash	$169,815,037	$-	$169,815,037
Series Z preferred shares issued as equity kicker for note payable	$387,262	$479,951	$867,213
Series Z preferred shares issued as part of settlement agreement	$632,020	$5,898,848	$6,530,868
Expenses paid directly by non-convertible note holder on behalf of company	$-	$158,371	$158,371
Settlement paid directly by CEO on behalf of company	$-	$1,000,000	$1,000,000
Settlement payment made directly by CEO on behalf of company	$-	$25,000	$25,000